Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (9,111)	$ (8,053)	$ 14,753
Adjustments to reconcile net income or loss to net cash provided by (used in) operating activities:
Depreciation	168	149	132
Amortization	321	193
Impairment of inventory		201
Impairment of property and equipment		114
Capital (gain) loss from sale of property and equipment	30	(10)	18
Changes in operating assets and liabilities:
Restricted deposits	1,758	(1,433)	162
Accounts receivable	1,198	631	(3,756)
Inventory	(50)	(311)	(799)
Deferred tax			(423)
Other receivables	(1,773)	1,459	(1,180)
Interest earned on restricted deposit for put option	128	(128)
Accrued payroll and other compensation related accruals	(135)	210	(291)
Trade payables, accrued expenses and other accounts payable	(896)	3,108	1,030
Income tax payable	73	(2,674)	2,426
Accrued expenses and accounts payable with respect to Projects	(2,193)	(2,233)	2,618
Due to related company		(600)	600
Progress payments in excess of accumulated costs with respect to Projects (accumulated costs with respect to Projects in excess of progress payments)	457	(1,170)	(5,304)
Accrued severance pay	(4)	(25)	171
Total Adjustments	(918)	(2,519)	(4,596)
Net cash provided by (used in) operating activities	(10,029)	(10,572)	10,157
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(187)	(182)	(353)
Proceeds from sale of property and equipment	124	10	158
Loans repaid by related company, net			709
Net cash provided by (used in) investing activities	(63)	(172)	514
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Reverse Merger, net of transaction costs			18,995
Dividends paid			(14,951)
Due from / to controlling shareholders, net	196	378	(595)
Withholding tax paid by the Company on behalf of the controlling shareholders' with respect to dividend distributed		(4,393)
Withholding tax paid by the controlling shareholders' to the Company with respect to dividend distributed, to be paid by the Company to the Israel Tax Authority		770
Net cash provided by (used in) financing activities	196	(3,245)	3,449
Net change in cash and cash equivalents	(9,896)	(13,989)	14,120
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	11,840	25,829	11,709
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	1,944	11,840	25,829
Cash paid during the years for:
Interest and banks' charges	18	36	40
Income tax	$ 7	$ 3,758	$ 568